13F HR

<LIVE>
 <RETURN-COPY>       EMAIL
 <PERIOD>            June 30, 2005
 <FILER>
                     0001010450
                     $2kuhwz

 </FILER>
 <SROS>              NONE
 <DOCUMENT-COUNT>    1
 <SUBMISSION-CONTACT>     CYNTHIA HARDY
 <PHONE>             (312) 368-1666
 </SUBMISSION-CONTACT>
 <NOTIFY-INTERNET>   khoward@kenwoodfund.com

 13F-HR

 Form 13F Holdings Report Initial Filing

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

 Form 13F

 Form 13F  COVER PAGE

 Report for the Calendar Year or Quarter Ended:  June 30, 2005

 Check here if Amendment  [   ] ;       Amendment Number:
 This Amendment (Check only one.):  [   ]  is a restatement.
                              [   ]  adds new holdings entries.
 Institutional Investment Manager Filing this Report:

 Name:     The Kenwood Group, Inc.
 Address:  10 S. LaSalle
           Suite 3610

           Chicago, IL  60603

 13F File Number:   28-5410

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Cynthia Hardy
 Title:    Vice President, Administration and Compliance
 Phone:    (312) 368-1666

 Signature, Place, and Date of Signing:

      Cynthia Hardy       Chicago, IL         August 4, 2005

 Report Type (Check only one.)"

 [ X   ]        13F HOLDINGS REPORT.

 [     ]        13F NOTICE.

 [     ]        13F COMBINATION REPORT.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      0

 Form 13F Information Table Entry Total: 72

 Form 13F Information Table Value Total: 297047


 List of Other Included Managers:

 List of Other Managers Reporting for this Manager:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

 NONE

 	                                                            FORM 13F
 INFORMATION TABLE
				SHRS
				PRN	SH	PUT	INV
ISSUER	CLASS	CUSIP	VALUE	AMT	PRN	CALL	DISCRE	MGRS	SOLE	SHARED	NONE
Advo Inc	COM	7585102	2309	72500	SH		SOLE		72500	0	0
Alliant Techsystems Inc	COM	18804104	1476	20900	SH		SOLE		20900	0	0
AmerUS Group Co	COM	03072M108	7851	163400	SH		SOLE		163400	0	0
American Power Conv	COM	29066107	7172	304033	SH		SOLE		304033	0	0
Apple Computer Inc	COM	37833100	1196	32500	SH		SOLE		32500	0	0
Aquantive Inc	COM	03839G105	1053	59400	SH		SOLE		59400	0	0
Arden Realty	COM	39793104	3431	95350	SH		SOLE		95350	0	0
BJs Wholesale Club	COM	05548J106	5923	182300	SH		SOLE		182300	0	0
Barr Pharmaceuticals Inc	COM	68306109	7207	147872	SH		SOLE		147872	0	0
Bowater Inc	COM	102183100	5577	172300	SH		SOLE		172300	0	0
CIT Group Inc	COM	125581108	7172	166900	SH		SOLE		166900	0	0
CSX Corp	COM	126408103	1510	35400	SH		SOLE		35400	0	0
Century Telephone	COM	156700106	3927	113400	SH		SOLE		113400	0	0
City National Corp	COM	178566105	4876	68000	SH		SOLE		68000	0	0
CommScope	COM	203372107	5208	299116	SH		SOLE		299116	0	0
Computer Science	COM	205363104	7739	177100	SH		SOLE		177100	0	0
Cypress Semiconductor	COM	232806109	110	8700	SH		SOLE		8700	0	0
DTE Energy Co	COM	233331107	5126	109600	SH		SOLE		109600	0	0
Dollar Tree Stores Inc	COM	256747106	6610	275400	SH		SOLE		275400	0	0
Eastman Chemical Company	COM	277432100	6471	117343	SH		SOLE		117343	0	0
Eastman Kodak Co.	COM	277461109	2430	90500	SH		SOLE		90500	0	0
Eaton Vance Corp.	COM	278265103	1444	60400	SH		SOLE		60400	0	0
FedEx Corporation	COM	31428X106	49	600	SH		SOLE		600	0	0
First Horizon National Corp.	COM	320517105	7908	187400	SH		SOLE		187400	0	0
Fiserv Inc	COM	337738108	4126	96200	SH		SOLE		96200	0	0
GlobalSantaFe Co	COM	G3930E101	5100	125000	SH		SOLE		125000	0	0
Health Management	COM	421933102	7132	272425	SH		SOLE		272425	0	0
Janus Capital Group	COM	47102X105	4200	279300	SH		SOLE		279300	0	0
Johnson Controls Inc	COM	478366107	8	150	SH		SOLE		150	0	0
Jones Apparel 	COM	480074103	5981	192700	SH		SOLE		192700	0	0
Knight Ridder	COM	499040103	5634	91847	SH		SOLE		91847	0	0
Landrys Resturants Inc	COM	51508L103	123	4100	SH		SOLE		4100	0	0
Lear Corp	COM	521865105	3813	104800	SH		SOLE		104800	0	0
Limited Brands	COM	532716107	2442	114000	SH		SOLE		114000	0	0
MEMC Electric Materials	COM	552715104	4838	306800	SH		SOLE		306800	0	0
Marshall & Ilsley	COM	571834100	6023	135500	SH		SOLE		135500	0	0
Massey Energy Company	COM	576206106	4270	113200	SH		SOLE		113200	0	0
McCormick Co	COM	579780206	6027	184425	SH		SOLE		184425	0	0
NCR Corporation	COM	6.29E+112	2019	57500	SH		SOLE		57500	0	0
National Semiconductor Corp	COM	637640103	670	30400	SH		SOLE		30400	0	0
Nationwide Financial	COM	638612101	5987	157800	SH		SOLE		157800	0	0
Old Republic International Corp	COM	680223104	5582	220700	SH		SOLE		220700	0	0
Omnicare	COM	681904108	9496	223800	SH		SOLE		223800	0	0
Omnivision Technologies	COM	682128103	5845	430100	SH		SOLE		430100	0	0
Pactiv Corp	COM	695257105	6811	315600	SH		SOLE		315600	0	0
Pepco Holdings	COM	713291102	8176	341500	SH		SOLE		341500	0	0
Pepsi Bottling Group	COM	713409100	4472	156300	SH		SOLE		156300	0	0
Pitney Bowes	COM	724479100	7120	163500	SH		SOLE		163500	0	0
Puget Energy	COM	745310102	4896	209400	SH		SOLE		209400	0	0
Roper Industries	COM	776696106	6737	94400	SH		SOLE		94400	0	0
Rowan Companies	COM	779382100	1355	45600	SH		SOLE		45600	0	0
Sabre Holdings Inc	COM	785905100	5438	272600	SH		SOLE		272600	0	0
Smithfield Foods Inc	COM	832248108	6324	231900	SH		SOLE		231900	0	0
Smurfit Stone	COM	832727101	398	39100	SH		SOLE		39100	0	0
Southern Union Co	COM	844030106	1849	75300	SH		SOLE		75300	0	0
Sovereign Bancorp	COM	845905108	7151	320100	SH		SOLE		320100	0	0
St Paul Travelers	COM	792860108	47	1200	SH		SOLE		1200	0	0
Staples Inc	COM	855030102	23	1100	SH		SOLE		1100	0	0
Symantec Corp	COM	871503108	30	1400	SH		SOLE		1400	0	0
Tellabs Inc	COM	879664100	5407	621540	SH		SOLE		621540	0	0
The PMI Group	COM	69344M101	6486	166400	SH		SOLE		166400	0	0
Tiffany & Company	COM	886547108	26	800	SH		SOLE		800	0	0
Unocal	COM	915289102	4563	70150	SH		SOLE		70150	0	0
Unumprovident Corp	COM	91529Y106	2356	128625	SH		SOLE		128625	0	0
Valero Energy	COM	91913Y100	5636	71238	SH		SOLE		71238	0	0
Western Digital	COM	958102105	51	3800	SH		SOLE		3800	0	0
XTO Energy	COM	98385X106	5664	166628	SH		SOLE		166628	0	0
Xcel Energy	COM	98389B100	7213	369500	SH		SOLE		369500	0	0
iStar Financial Inc	COM	45031U101	5727	137700	SH		SOLE		137700	0	0